Schedule of share based compensation expenses (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	€ 722,735	€ 497,104	€ 460,194
Unrecognized expense	1,639,082	0	313,273
Research and Development Expense [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	35,164	82,669
Research And Development Expense Related Party [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total		179,480	326,400
General and Administrative Expense [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	486,962	234,955	133,794
General And Administrative Expense Related Party [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	€ 200,609